Cover	Oct. 31, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	fat Brands Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38250
Entity Tax Identification Number	82-1302696
Entity Address, Address Line One	9720 Wilshire Blvd.
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	319-1850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001705012
Amendment Flag	false
Class A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FAT
Security Exchange Name	NASDAQ
Class B Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, par value $0.0001 per share
Trading Symbol	FATBB
Security Exchange Name	NASDAQ
Series B Cumulative Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Series B Cumulative Preferred Stock, par value $0.0001 per share
Trading Symbol	FATBP
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	FATBW
Security Exchange Name	NASDAQ